Convertible Notes - Future Maturities of Principal Repayment of First Convertible Notes (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 5,745	$ 7,652
Convertible Notes [Member]
Debt Instrument [Line Items]
2023 (remaining)	1,947
2024	1,304
Total	$ 3,251